--------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 1998 through April 30, 1999.

The Fund had net assets of $612,637,771 and 4,594 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                               Value                Standard
   Amount                                                                            Yield           (Note 1)      Moody's  & Poor's
   ------                                                                            -----            ------       -------   -------
Variable Rate Demand Instruments - Participations (2.03%)
------------------------------------------------------------------------------------------------------------------------------------
 $   667,915    The Bank of New York LOC covering four issues
                due 11-03-99 through 05-01-01                                   4.57% to 5.10%     $    667,915      P1        A1+
  10,332,364    Chase Manhattan Bank LOC covering six issues
                due 11-01-99 through 05-01-13                                   4.26% to 5.03%       10,332,364      P1        A1+
     317,486    The First National Bank of Maryland LOC covering three issues
                due 12-15-00 through 09-15-02                                        4.95%              317,486      P1        A1
   1,105,000    PNC Bank, N.A. LOC covering one issue due 07-01-03                   6.90%            1,105,000      P1        A1
 -----------                                                                                       ------------
  12,422,765    Total Variable Rate Demand Instruments - Participations                              12,422,765
 -----------                                                                                       ------------
Variable Rate Demand Instruments - Private Placements (9.26%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,253,000    Banc One Arizona LOC covering two issues
                due 07-31-04 through 04-01-05                                        5.03%         $  1,253,000      P1        A1
   1,500,000    Banque Nationale de Paris LOC covering one issue
                due 12-01-00                                                         4.65%            1,500,000      P1        A1+
     882,117    Comerica Bank - Detroit LOC covering four issues
                due 02-01-00 through 05-01-05                                        4.65%              882,117      P1        A1
   2,000,000    Creditanstalt-Bankverein LOC covering one issue due 06-01-10         4.65%            2,000,000      P1        A1+
   1,500,000    Dresdner Bank AG LOC covering one issue due 12-28-14                 4.65%            1,500,000      P1        A1+
   5,530,000    The First National Bank of Maryland LOC covering two issues
                due 07-01-04 through 12-01-20                                   3.75% to 5.52%        5,530,000      P1        A1
   2,490,835    The Huntington National Bank LOC covering one issue
                due 10-01-05                                                         5.27%            2,490,835      P1        A1
   1,048,333    Key Bank, N.A. LOC covering one issue due 07-01-15                   4.65%            1,048,333      P1        A1
      59,071    NationsBank, N.A. LOC covering one issue due 12-01-99                5.03%               59,071      P1        A1
     501,000    Norwest Bank, N.A. LOC covering two issues
                due 07-01-00 through 07-01-01                                   4.80% to 5.03%          501,000      P1        A1+
   2,246,000    PNC Bank, N.A. LOC covering two issues
                due 12-01-00 through 06-30-02                                        5.03%            2,246,000      P1        A1+
  11,449,900    Seattle-First National Bank
                LOC Backed by Bank of America NT & SA LOC
                covering six issues due 12-15-00 through 11-15-15                    5.03%           11,449,900      P1        A1
   4,000,000    Societe Generale LOC covering one issue due 11-01-05                 4.65%            4,000,000      P1        A1+
  11,101,000    Union Bank of California LOC covering three issues
                due 12-01-15                                                         4.65%           11,101,000      P1        A1+
   1,300,000    Wells Fargo Bank, N.A. LOC covering two issues
                due 12-15-04 through 08-01-05                                        4.72%            1,300,000      P1        A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                               Value                Standard
   Amount                                                                                Yield        (Note 1)     Moody's  & Poor's
   ------                                                                                -----         ------      -------   -------
Variable Rate Demand Instruments - Private Placements (Continued))
------------------------------------------------------------------------------------------------------------------------------------
 $  3,750,000  York Bank and Trust LOC covering one issue due 12-01-14                   3.70%     $  3,750,000      P1        A1
    6,131,462  Zion's National Bank Liquidity Facility covering one issue due 12-10-15   5.03%        6,131,462      P1        A2
 ------------                                                                                      ------------
   56,742,718  Total Variable Rate Demand Instruments - Private Placements                           56,742,718
 ------------                                                                                      ------------

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Tax Exempt Investments (22.53%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000  Belknap County, NH TAN (b)                                       12/29/99   3.25%     $  4,002,593
    4,500,000  Berrien County, MI Benton Harbor Area Schools (b)                08/25/99   3.61         4,501,347
    4,000,000  Broward County, WI Howard-Suamico School District TAN  (b)       08/23/99   3.57         4,004,554
    1,040,000  Burleigh County, ND Bismarck Public School District (b)          05/01/00   3.19         1,051,070
    9,015,000  Campbell County, WY School District Number 1 TAW - Series 1997   06/25/99   3.75         9,017,515              SP-1+
    5,000,000  Cheshire County, NH TAN (b)                                      12/27/99   3.15         5,005,164
    5,300,000  City of Fall River, MA BAN                                       03/15/00   3.10         5,315,562   MIG-1
    5,000,000  City of Philadelphia, PA TRAN                                    06/30/99   3.59         5,004,708   MIG-1      SP-1+
      600,000  City of Chesapeake, VA Public Improvement GO - Series 1998 (b)   08/01/99   3.55           602,238
    4,000,000  Erie County, PA TAN (b)
               LOC PNC Bank, N.A.                                               12/30/99   3.06         4,014,085
    1,650,000  Grafton, WI School District TRAN (b)                             09/30/99   3.21         1,653,277
    4,000,000  Gwinnett County, GA School Construction Sales Tax Notes          12/31/99   3.10         4,008,314   MIG-1
    4,000,000  Indiana Bond Bank Advanced Funding                               01/19/00   2.94         4,014,770   MIG-1      SP-1+
    2,500,000  Kenosha, WI Unified School District TRAN                         09/28/99   3.38         2,500,000   MIG-1
    1,000,000  King County, WA Renton School District No. 43 (b)                06/01/99   3.07         1,000,704
    2,500,000  Maple Dale, WI Indian Hill School District TRAN (b)              08/20/99   3.66         2,502,164
    4,500,000  Marshalltown, IA
               Community School District Bond Anticipation Warrants (b)         06/24/99   3.75         4,501,231
    2,500,000  Minnesota Tax and Aid Borrowing Program                          02/24/00   2.95         2,500,000   MIG-1
    3,910,000  Missouri HEFA (Drury College)                                    04/29/00   3.13         3,921,988              SP-1+
    2,055,000  Missouri HEFA (Kirksville College of Osteopa)                    04/29/00   3.13         2,061,301              SP-1+
    3,000,000  Municipality of Anchorage, AK GO TAN                             01/04/00   2.91         3,015,693   MIG-1      SP-1+
    9,800,000  Overland Park, KS - Series 1998 (b)                              05/01/99   3.90         9,800,000
   16,000,000  State of California RAN - Series 1998-99                         06/30/99   2.96        16,024,861   MIG-1      A1+
    4,000,000  State of Illinois RAN                                            08/01/99   3.27         4,011,539    Aa2       AA

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Other Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  State of Missouri Development  RB (Science City Union Station) (b)
               LOC Canadian Imperial Bank of Commerce                                12/01/99   2.99% $  3,018,782
    2,000,000  State of Tennessee GO Bonds                                           05/01/99   5.00     2,000,000    Aaa      AAA
   10,000,000  State of Texas State TRAN                                             08/31/99   2.73    10,054,307   MIG-1
    1,148,177  Stratford County, NH BAN (b)                                          04/14/00   3.30     1,152,456
    2,740,000  Summitt County, OH BAN                                                11/18/99   2.96     2,749,053   MIG-1     SP-1+
    4,300,000  Sun Praire, WI Area School District TRAN - Series 1998 (b)            08/23/99   3.63     4,300,889
    2,000,000  Town of Lexington, SC BAN (Water & Sewer System)                      10/15/99   3.06     2,003,453   MIG-1
    5,000,000  Weber County, UT TRAN (b)                                             12/30/99   3.10     5,011,238
    3,700,000  Winnebago County, Neenah, WI Joint School TRAN (b)                    08/31/99   3.01     3,704,152
 ------------                                                                                         ------------
  137,758,177  Total Other Tax Exempt Investments                                                      138,029,008
 ------------                                                                                         ------------
Other Variable Rate Demand Instruments (c) (52.41%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,700,000  Alameda County, CA IDRB (Hoover Universal Inc. Project)               06/01/04   4.30% $  4,700,000   VMIG-1    A2
    7,000,000  Angelina & Neches River, TX
               Industrial Development Corporation Solid Waste RB
               LOC Credit Suisse First Boston                                        05/01/14   4.40     7,000,000     P1
       80,000  Baldwin County, GA IDA RB (William Barnet and Son Project)
               LOC Fleet National Bank & Trust                                       12/01/99   4.37        80,000             A1
    4,700,000  Brazos River, TX Harbor Naval District (Badishce Corporation Facility)
               LOC Credit Suisse First Boston                                        12/01/19   3.25     4,700,000             A1+
    2,000,000  Carlton, WI Pollution Control RB (Wisconsin Power & Light)            09/01/05   4.30     2,000,000     P1      A1+
    3,600,000  Chelan County, WA Public Utilities District #001
               (Chelan Hydro Project) - Series A
               Insured by MBIA Insurance Corp.                                       06/01/15   4.00     3,600,000   VMIG-1    A1+
    1,500,000  Chester County, PA (Archdiocese of Philadelphia) - Series 1997
               LOC First Union National Bank                                         07/01/27   4.25     1,500,000   VMIG-1
    2,100,000  Citrus Park Community Development
               LOC Dresdner Bank                                                     11/01/16   3.95     2,100,000   VMIG-1
    1,000,000  City of Atlantic Beach, FL (Fleet Landing Project) RB
               LOC NationsBank                                                       10/01/24   4.35     1,000,000   VMIG-1
    3,000,000  City of Baltimore, MD PCRB
               LOC Toronto-Dominion Bank                                             02/01/00   4.00     3,000,000             A1+
    5,300,000  City of Burlington, KS Environmental Improvement
               (Kansas City Power & Light Co.)                                       09/01/15   4.10     5,300,000   VMIG-1    A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,135,000  City of Hammond, IN PCRB (Amoco Oil Company Project)                  02/01/22   4.20% $  1,135,000   VMIG-1    A1+
    3,000,000  City of Jacksonville, FL (Health Science Center) - Series 1989
               LOC NationsBank                                                       07/01/19   4.25     3,000,000   VMIG-1
    2,000,000  City of Valdez, AK Marine Terminal (Exxon Pipeline Co.)               10/01/25   4.20     2,000,000     P1      A1+
    7,000,000  City of Valdez, AK Marine Terminal TRAN - Series 1994B                05/01/31   4.00     7,000,000   VMIG-1    A1
    6,820,000  Clarksville, TN Public Building Authority Pooled Financing RB
               LOC NationsBank                                                       06/01/24   4.00     6,820,000             A1+
    5,000,000  Colorado HFA (Grant Plaza Project) - Series 1991A
               LOC Bankers Trust Company                                             11/01/09   4.12     5,000,000   VMIG-1
    4,900,000  Cuyahoga County, OH HRB (The Cleveland Clinic Foundation)
               Insured by AMBAC Indemnity Corp.                                      01/01/16   4.00     4,900,000   VMIG-1    A1+
   14,600,000  DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                                  12/01/07   4.00    14,600,000             A1+
      700,000  Delaware County, PA IDA Airport Facilities RB (UPS Project)           12/01/15   4.15       700,000             A1+
    1,500,000  Delaware County, PA IDA (British Petroleum) - Series 1995             10/01/19   4.30     1,500,000     P1      A1+
    1,700,000  Delaware County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                             08/01/16   4.25     1,700,000     P1      A1+
      100,000  Fairfax, VA IDA (Fairfax Hospital System, Inc.)                       10/01/25   4.00       100,000   VMIG-1    A1+
    2,000,000  Florida HFA MHRB - Series TT
               LOC Citibank                                                          12/01/07   3.90     2,000,000             A1+
    3,000,000  Florida MHRB (Monterey Meadow Apartments) - Series 1985 YY
               LOC Citibank                                                          12/01/07   3.90     3,000,000             A1+
    5,000,000  Florida State Municipal Power Agency (Stanton Project)
               Insured by MBIA Insurance Corp.                                       10/01/19   3.85     5,000,000             A1
    1,080,000  Floyd County, GA (Georgia Power Company Plant)                        09/01/26   4.35     1,080,000   VMIG-1    A1+
    2,250,000  Franklin County, OH RB (b)
               (The Villas at Saint Therse Project) - Series 1997F
               LOC Fifth Third Bank                                                  10/01/22   4.05    2,250,000
    2,000,000  Gulf Coast, TX Waste Disposal (Armco Inc. Project) (b)
               LOC Chase Manhattan Bank                                              12/01/08   4.05    2,000,000
      720,000  Hillsborough County, FL IDA (ADP Inc. Project) (b)                    02/01/01   4.50      720,000
    8,250,000  Hillsborough County, FL IDA (Tampa Electric Company Gannon)           05/15/18   4.25    8,250,000    VMIG-1    A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,700,000  Illinois Charitabulls Development Finance Authority (James Jordan
               Boys & Girls Club & Family Life Center Project) - Series 1995
               LOC American National Bank & Trust Company
               of Chicago/LaSalle National Bank                                      08/01/30   4.00% $  4,700,000             A1+
    3,000,000  Illinois HEFA (Northwestern Memorial Hospital)                        08/15/25   4.30     3,000,000   VMIG-1    A1+
    6,000,000  Illinois HFA (Resurrection Health Care System)                        05/01/11   4.30     6,000,000   VMIG-1
    1,000,000  Illinois Health Facility Authority RB (University of Chicago Hospital)
               Insured by MBIA Insurance Corp.                                       08/01/26   4.30     1,000,000   VMIG-1    A1+
    5,000,000  Illinois HFFA RB  (St. Lukes Medical Center)
               Insured by MBIA Insurance Corp.                                       11/15/23   4.00     5,000,000   VMIG-1    A1+
    6,000,000  Illinois IDFA Chicago Educational Television - Series 1994A
               LOC Harris Trust & Savings Bank                                       11/01/14   4.00     6,000,000   VMIG-1
   19,400,000  Illinois Museum of Contemporary Art 1994
               LOC Northern Trust\Harris Trust
               \LaSalle National\National Bank of Detroit                            02/01/29   4.00    19,400,000   VMIG-1    A1+
    1,000,000  Irvine Ranch, CA Water District #s 105,140,240 & 25
               LOC Commerzbank                                                       01/01/21   4.20     1,000,000   VMIG-1    A1+
    3,000,000  Jackson County, MI EDC (Thrifty Leoni) (b)
               LOC First National Bank of Chicago                                    12/01/14   4.12     3,000,000
    2,400,000  Jacksonville, FL HFA (River Garden Project)
               LOC First  Union National Bank                                        02/01/18   3.95     2,400,000             A1
    1,500,000  Jacksonville, FL (Florida Power & Light)                              05/01/29   4.25     1,500,000   VMIG-1    A1+
    2,500,000  Kansas State Development Authority
               (Village Shalom Obligation Group)
               LOC LaSalle National Bank                                             11/15/28   4.25     2,500,000             A1+
    5,000,000  Kentucky EDFA (Pooled Hospital Loan Program)                          08/01/18   4.10     5,000,000             A1+
    7,200,000  Massachusetts State HEFA RB (Harvard University)                      08/01/17   4.00     7,200,000   VMIG-1    A1+
      570,000  Mecklenberg County, NC PCFA (Aplix, Inc.) (b)
               LOC Wachovia Bank & Trust Co., N.A.                                   12/01/99   3.95       570,000
    2,400,000  Michigan Strategic Fund Limited Obligation RB
               (Consumer's Power Company Project)
               LOC Canadian Imperial Bank of Commerce                                06/15/10   4.30     2,400,000             A1+
    5,310,000  Missouri State HEFA (Barnes Hospital)
               LOC Morgan Guaranty Trust Company                                     12/01/15   3.95     5,310,000   VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Monroe County, MI Limited Obligation RB
               (Detroit Edison Co.) - Series CC
               LOC Barclays Bank PLC                                                 10/01/24   4.30% $  5,000,000     P1
    1,400,000  Monroe County Development Authority
               (Georgia Power Co.) - Series 1995                                     07/01/25   4.30     1,400,000     P1      A1
    4,430,000  Montgomery County, MD EDC RB
               (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
               LOC First National Bank of Maryland                                   01/01/16   3.65     4,430,000             A1
    1,900,000  Montgomery County, TX IDRB
               (Houston Area Residential Center Project) - Series 1985
               LOC Banque Nationale de Paris                                         12/01/15   4.10     1,900,000             A1
   13,600,000  Montgomery County, TX MHRB Housing Opportunity
               (Oakwood-Gainsburg)
               Guaranteed by Freddie Mac                                             11/01/07   4.00    13,600,000             A1+
    1,000,000  New Mexico State Highway Commission Adjustable Tender
               Subordinate Lien Tax Revenue Highway Bonds - Series 1996
               Insured by FSA                                                        06/15/11   4.00     1,000,000   VMIG-1    A1+
    3,800,000  Ontario, CA IDA (L.D. Brinkman & Company)
               LOC NationsBank                                                       04/01/15   4.30     3,800,000     P1
    4,600,000  Orange County, FL Educational Facilities (Rollins College Project)
               LOC NationsBank                                                       05/01/25   4.05     4,600,000   VMIG-1
    2,000,000  Orange County, FL Health Facilities - Adventist
               LOC SunTrust Bank                                                     11/15/14   4.05     2,000,000   VMIG-1    A1+
    1,900,000  Orange County, FL Health Facilities (Mayflower Retirement Community)
               LOC Rabobank Nederland                                                03/01/18   4.05     1,900,000             A1+
    5,115,000  Orange County, FL HFA MHRB (Post Fountains Project)
               Guaranteed by Fannie Mae                                              06/01/25   4.05     5,115,000             A1+
    6,000,000  Orange County, FL HFA RB (Smokewood/SunKey Apartments)
               LOC Citibank                                                          12/01/22   3.90     6,000,000             A1+
    2,000,000  Palm Beach County, FL RB (Jewish Community Campus Corporation)
               Insured by AMBAC Indemnity Corp.                                      03/01/27   3.95     2,000,000             A1+
    2,000,000  Palm Beach County, FL IDRB (Northern Gallery of Art Project)
               LOC Northern Trust                                                    05/01/25   3.95     2,000,000             A1+
    2,200,000  Pacificorp Project Series 1991 (Utah Pollution Control)
               LOC Credit Suisse First Boston                                        07/01/15   3.90     2,200,000     P1      A1+
    8,000,000  Pasco County, FL School Board COPS
               Insured by AMBAC Indemnity Corp.                                      08/01/26   4.00     8,000,000   VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,650,000  Penninsula Port Authority of Virginia Coal Terminal RB
               (Dominion Terminal Project) - 1987C
               LOC National Westminster Bank PLC                                     07/01/16   4.25% $  1,650,000   VMIG-1
      400,000  Penninsula Port Authority of Virginia Coal Terminal RB
               (Dominion Terminal Project) - 1987D
               LOC Barclays Bank PLC                                                 07/01/16   4.25       400,000     P1      A1+
    1,300,000  Petersburg, VA HRB
               LOC First Union National Bank                                         07/01/17   4.25     1,300,000             A1
    1,400,000  Philadelphia, PA HEFA Children's Hospital                             03/01/27   4.25     1,400,000   VMIG-1    A1+
      900,000  Philadelphia, PA Hospital & Higher Facility HRB (b)
               (Friends Hospital) - Series A
               LOC PNC Bank, N.A.                                                    03/01/06   4.05       900,000
    7,350,000  Phoenix, AZ IDA MHRB Refunding
               (Bell Square Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                              06/01/25   4.10     7,350,000             A1+
    3,500,000  Phoenix, AZ IDA MHRB Refunding
               (Paradise Lake Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                              07/01/25   4.10     3,500,000             A1+
    4,950,000  Pinellas County, FL Health Facilities (St. Mark's Village Project)
               LOC NationsBank                                                       03/01/17   4.00     4,950,000             A1+
    2,675,000  Polk County, FL IDRB (Fertilizer Project)
               LOC Rabobank Nederland                                                02/01/00   3.95     2,675,000     P1
    1,300,000  Port of Corpus Christi, TX (Reynolds Metals Co. Project)
               LOC Westdeutche Landesbank                                            09/01/14   3.45     1,300,000     P1      A1+
      100,000  Portsmouth, VA IDA (Fairwood Homes Project)
               LOC NationsBank                                                       11/01/27   3.95       100,000             A1+
    2,600,000  Prince George County, MD EDC RB (b)
               LOC Fleet National Bank & Trust                                       09/30/15   5.03     2,600,000
      850,000  Richmond, VA Capital Region Airport (Richmond International Airport)
               Insured by AMBAC Indemnity Corp.                                      07/01/25   3.95       850,000   VMIG-1    A1+
      155,000  Richmond, VA Union University
               LOC NationsBank                                                       12/01/07   4.00       155,000             A1+
    1,900,000  Roanoke, VA IDA (Roanoke Memorial Hospital)                           07/01/19   4.30     1,900,000   VMIG-1    A1
    2,615,000  St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
               LOC First Bank of South Dakota                                        04/01/13   4.05     2,615,000
    2,900,000  Salina, KS (Dillards Project) (b)
               LOC NationsBank                                                       12/01/14   4.25     2,900,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,600,000  Salt Lake City, UT PCRB (Service Station Holdings Project)            08/01/07   4.30% $  1,600,000     P1      A1+
    1,100,000  Santa Ana, CA Health Facility RB (Multi Model - Town & Country)
               LOC Banque Nationale de Paris                                         10/01/20   4.25     1,100,000             A1
    4,500,000  San Antonio, TX IDA (Rivercenter Project) (b)
               LOC PNC Bank, N.A.                                                    12/01/12   4.05     4,500,000
    2,130,000  Sarpy County, NE PCRB (Allied Signal, Inc. Project) - Series 1995     07/01/13   4.15     2,130,000             A1
    2,000,000  Southgate, MI EDC EDRB (Trust Realty Corporation Project)
               LOC Bankers Trust Company                                             10/01/18   4.12     2,000,000             A1
    5,100,000  State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
               LOC PNC Bank, N.A.                                                    12/01/01   3.35     5,100,000     P1
    2,800,000  State of Oregon (Eagle Picher Industries)
               LOC ABN AMRO Bank                                                     12/01/04   3.60     2,800,000     P1      A1+
    3,000,000  Tampa, FL Health Care Facilities (Lifelink Foundation Inc. Project) (b)
               LOC SunTrust Bank                                                     08/01/22   4.05     3,000,000
    1,785,000  Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.) (b)
               LOC Huntington National Bank                                          07/01/01   4.50     1,785,000
    1,900,000  University of North Florida Capital Improvement
               LOC First Union National Bank                                         11/01/24   4.05     1,900,000   VMIG-1
      800,000  Virginia College Building Authority (University of Richmond Project)  11/01/26   3.95       800,000   VMIG-1
    2,000,000  Volusia County, FL HFA  S.W. (Volusia Hospital)
               LOC First Union National Bank                                         11/15/23   3.95     2,000,000             A1
    1,000,000  Wake County, NC Industrial Facilities PCFA
               (Carolina Power & Light Co.)
               LOC Wachovia Bank                                                     05/01/15   3.95     1,000,000     P1      A1+
    6,200,000  Wisconsin HEFA RB (Alverno College Project) - Series 1997
               LOC Allied Irish Banks                                                11/01/17   4.30     6,200,000   VMIG-1
 ------------                                                                                         ------------
  321,120,000  Total Other Variable Rate Demand Instruments                                            321,120,000
 ------------                                                                                         ------------
Put Bonds (d) (4.92%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,900,000  California Higher Education Loan Authority
               Student Loan Revenue - Series 1991A
               LOC National Westminster Bank PLC                                     07/01/99   3.65% $  3,900,000   VMIG-1
   10,000,000  Connecticut State Special Assessment
               Unemployment Compensation Advance RB - Series 1993C
               Insured by FGIC                                                       07/01/99   3.60    10,000,000   VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)   Moody's  & Poor's
   ------                                                                              ----    -----     ------    -------   -------
Put Bonds (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,995,000  DeKalb County, GA MHRB - Series 1985L
               LOC Amsouth Bank N.A.                                                 12/01/99   3.00% $   9,995,000            A1+
    2,500,000  Nashville & Davidson County, TN
               (Vanderbuilt University) - Series 1985A                               01/15/00   3.10      2,500,000   MIG-1    A1+
    3,750,000  Plaquemines Luisiana Port & Harbor (Chevron Pipe LineCo.) (b)         09/01/99   3.13      3,755,375
 ------------                                                                                         -------------
   30,145,000    Total Put Bonds                                                                         30,150,375
 ------------                                                                                         -------------
Tax Exempt Commercial Paper (7.95%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,700,000  Alleghany PA IDA (Duquense Light Company)
               LOC Canadian Imperial Bank of Commerce                                07/08/99   3.15% $   2,700,000            A1+
    8,000,000  Baltimore, MD Metropolitan District BAN - Series 1995
               (Kansas City Power and Light Company Project) - Series 1987A          08/09/99   2.80      8,000,000    P1      A1+
    3,500,000  County of Trimble, KY (Louisville Gas & Electric Company)             09/15/99   3.00      3,500,000  VMIG-1    A1
    5,000,000  Development Authority of Burke County, GA
               (Ogelthorpe Power ) - Series 1998A
               Insured by AMBAC Indemnity Corp.                                      06/16/99   2.85      5,000,000  VMIG-1    A1+
    3,000,000  Intermountain Power Agency Power Supply Revenue
               and Revenue Refunding Bonds - Series 1985F
               Insured by AMBAC Indemnity Corp.                                      07/28/99   3.00      3,000,000  VMIG-1    A1+
    4,000,000  Jacksonville, FL (Florida Power & Light)                              08/12/99   3.10      4,000,000    P1      A1+
    3,000,000  King County, WA                                                       08/26/99   3.15      3,000,000    P1      A1
    2,820,000  Maricopa, AZ PCRB (Southern California Edison Company)                07/28/99   3.05      2,820,000    P1      A1
    6,300,000  New York City, NY GO Bonds
               LOC Commerzbank                                                       05/03/99   3.20      6,300,000    P1      A1+
    2,160,000  Rochester, MN (Mayo Foundation) - Series 1998E                        08/18/99   3.10      2,160,000            A1+
    2,000,000  Shelby County, TN TAN - Series 1998A                                  05/05/99   3.10      2,000,000    P1      A1+
    3,200,000  St. Lucie County, FL (Florida Power & Light)                          07/29/99   3.15      3,200,000  VMIG-1    A1+
    3,000,000  Utah Highway GO - Series 1997A                                        08/16/99   3.20      3,000,000    P1      A1+
 ------------                                                                                          ------------
   48,680,000  Total Tax Exempt Commercial Paper                                                         48,680,000
 ------------                                                                                          ------------
               Total Investments (99.10%) (Cost $607,144,866+)                                        $ 607,144,866
               Cash and Other Assets in Excess of Liabilities (0.90%)                                     5,492,905
                                                                                                       ------------
               Net Assets (100.00%)                                                                   $ 612,637,771
                                                                                                       ============
               Net asset value, offering and redemption price per share:
               Class A shares, 371,540,215 Shares Outstanding (Note 3)                                $        1.00
                                                                                                       ============
               Class B shares, 241,265,452 Shares Outstanding (Note 3)                                $        1.00
                                                                                                       ============

               +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.

KEY:
    BAN      =   Bond Anticipation Note                         IDA      =   Industrial Development Authority
    COPS     =   Certificate of Participations                  IDFA     =   Industrial Development Finance Authority
    EDC      =   Economic Development Corporation               IDRB     =   Industrial Development Revenue Bond
    EDFA     =   Economic Development Finance Authority         LOC      =   Letter of Credit
    EDRB     =   Economic Development Revenue Bond              MHRB     =   Multifamily Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCFA     =   Pollution Control Finance Authority
    FSA      =   Financial Security Assurance                   PCRB     =   Pollution Control Revenue Bond
    GO       =   General Obligation                             RAN      =   Revenue Anticipation Note
    HEFA     =   Hospital & Education Finance Authority         RB       =   Revenue Bond
    HFA      =   Housing Finance Authority                      TAN      =   Tax Anticipation Note
    HFFA     =   Health Facility Finance Authority              TAW      =   Tax Anticipation Warrant
    HRB      =   Hospital Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)
================================================================================







 INVESTMENT INCOME

 Income:

    Interest................................................................................  $  10,514,720
                                                                                               ------------

 Expenses: (Note 2)

    Investment management fee...............................................................      1,038,843

    Administration fee......................................................................        671,252

    Shareholder servicing fee (Class A).....................................................        487,368

    Custodian expenses......................................................................         50,159

    Shareholder servicing and related shareholder expenses..................................        302,612

    Legal, compliance and filing fees.......................................................         71,918

    Audit and accounting....................................................................        114,350

    Directors' fees.........................................................................         13,529

    Other...................................................................................         27,826
                                                                                               ------------

      Total expenses........................................................................      2,777,857
                                                                                               ------------

 Net investment income......................................................................      7,736,863
                                                                                               ------------

 Increase in net assets from operations.....................................................  $   7,736,863
                                                                                               ============











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================






                                                                        Six Months
                                                                           Ended                   Year
                                                                      April 30, 1999               Ended
                                                                        (Unaudited)          October 31, 1998
                                                                         ---------           ----------------


 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $     7,736,863         $    17,364,528
    Net realized gain (loss) on investments.......................           -0-                         753
                                                                      --------------          --------------
    Increase in net assets from operations........................         7,736,863              17,365,281
 Dividends to shareholders from net investment income
    Class A.......................................................   (     4,480,539)*       (    10,851,302)*
    Class B.......................................................   (     3,256,324)*       (     6,513,226)*
 Capital share transactions (Note 3)
    Class A.......................................................         8,142,371         (    26,615,514)
    Class B.......................................................        10,754,417              57,120,197
                                                                      --------------          --------------
        Total increase (decrease).................................        18,896,788              30,505,436
 Net assets:
    Beginning of period...........................................       593,740,983             563,235,547
                                                                      --------------          --------------
    End of period.................................................   $   612,637,771         $   593,740,983
                                                                      ==============          ==============

 *  Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.
Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $160,332 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.
At April 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $612,638,554. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                              Year
                                                     Ended                               Ended
                                                April 30, 1999                      October 31, 1998
                                                --------------                      ----------------
Class A

 Sold                                                291,165,671                         718,249,277
 Issued on reinvestment of dividends.......            3,779,002                           9,599,093
 Redeemed..................................      (   286,802,302)                    (   754,463,884)
                                                  --------------                      --------------
 Net increase (decrease)...................            8,142,371                     (    26,615,514)
                                                  ==============                      ==============

 Class B
 Sold......................................          242,648,456                         434,799,484
 Issued on reinvestment of dividends.......            3,131,449                           6,175,752
 Redeemed..................................      (   235,025,488)                    (   383,855,039)
                                                  --------------                      --------------
 Net increase (decrease)...................           10,754,417                          57,120,197
                                                  ==============                      ==============

4. Sales of Securities.
Accumulated undistributed realized losses at April 30, 1999 amounted to $783. Such losses may be carried forward to offset capital gains through October 31, 2004.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights.

                                                    Six
                                                   Months                            Year Ended October 31,
                                                   Ended       ---------------------------------------------------------------
Class A                                          April 30,
-------                                             1999         1998          1997         1996         1995           1994
                                                 ---------     --------      --------     --------     --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  --------     --------      --------     --------     --------       --------
 Income from investment operations:
   Net investment income.......................      0.011        0.029         0.031        0.031        0.034          0.023
 Less distributions:
   Dividends from net investment
           income..............................   (  0.011)    (  0.029)     (  0.031)    (  0.031)    (  0.034)      (  0.023)
                                                  --------     --------      --------     --------     --------       --------
 Net asset value, end of period................   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  ========     ========      ========     ========     ========       ========
 Total Return..................................      2.33%*       2.92%         3.08%        3.09%        3.46%          2.35%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $371,441     $363,295      $389,897     $448,647     $458,942       $541,106
 Ratios to average net assets:
   Expenses (Includes expenses paid
        indirectly)............................      0.99%*       0.94%         0.91%        0.90%        0.89%          0.88%
   Net investment income.......................      2.30%*       2.89%         3.03%        3.05%        3.41%          2.31%
   Expenses paid indirectly....................      0.00%        0.00%         0.00%        0.01%        0.01%          0.00%

 *   Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights. (Continued)

                                                    Six
                                                   Months                            Year Ended October 31,
                                                   Ended       ---------------------------------------------------------------
Class B                                          April 30,
-------                                             1999         1998          1997         1996         1995           1994
                                                 ---------     --------      --------     --------     --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  --------     --------      --------     --------     --------       --------
 Income from investment operations:
   Net investment income.......................      0.013        0.032         0.033        0.033        0.037          0.026
 Less distributions:
   Dividends from net investment
       income..................................   (  0.013)    (  0.032)     (  0.033)    (  0.033)    (  0.037)      (  0.026)
                                                  --------     --------      --------     --------     --------       --------
 Net asset value, end of period................   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00        $  1.00
                                                  ========     ========      ========     ========     ========       ========
 Total Return..................................      2.65%*       3.21%         3.34%        3.35%        3.71%          2.60%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $241,197     $230,446      $173,339     $160,986     $166,700       $142,006
 Ratios to average net assets:
   Expenses (Includes expenses paid
       indirectly).............................      0.68%*       0.67%         0.66%        0.66%        0.64%          0.63%
   Net investment income.......................      2.61%*       3.15%         3.29%        3.30%        3.66%          2.56%
   Expenses paid indirectly....................      0.00%*       0.00%         0.00%        0.01%        0.01%          0.00%



 *   Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF499S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




DAILY
TAX FREE
INCOME
FUND, INC.








                               Semi-Annual Report
                                 April 30, 1999
                                   (Unaudited)







--------------------------------------------------------------------------------